TAXATION - Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
Statutory CIT rate	25.00%	25.00%	25.00%
-Share-based compensation expenses	0.10%	0.10%	1.10%
-Change in fair value of convertible senior notes and call options	32.00%	0.60%	0.00%
-Accrued payroll and welfare expenses	0.40%	0.50%	4.20%
-Change of enacted tax rate	(7.20%)	0.70%	(3.20%)
-Other non-deductible expenses including tax preferences	(6.60%)	(7.00%)	(19.50%)
Difference in tax rate of subsidiaries outside the PRC	(3.10%)	4.50%	0.60%
Effect of tax holiday for subsidiaries	(7.80%)	(4.60%)	(14.00%)
Change in valuation allowance	(1.30%)	2.40%	6.90%
Effective tax rate	31.50%	22.20%	1.10%